Commitments and contingencies (Details Narrative)	3 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($) a $ / shares	Jan. 31, 2025 USD ($) a $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for rent	$ 200	$ 200
Lease due date	Sep. 01, 2024	Sep. 01, 2024
AZMEP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Project validity description	AZ MEP permits cost $500 per permit per year in non-refundable filing fees and are valid for 1 year and renewable for up to 5 years.	AZ MEP permits cost $500 per permit per year in non-refundable filing fees and are valid for 1 year and renewable for up to 5 years.
AZMEP [Member] | Phase One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum work expenditure requirements	$ 34,054.29	$ 34,054.29
AZMEP [Member] | First Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rental fee per acre | $ / shares	$ 2.00	$ 2.00
AZMEP [Member] | Three Through Five Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Rental fee per acre | $ / shares	$ 1.00	$ 1.00
Minimum work expenditure requirements	$ 20	$ 20
AZMEP [Member] | One and Two Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum work expenditure requirements	$ 10	$ 10
Tombstone Project [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Project validity description	The rentals due by September 1, 2024 for the period from September 1, 2024 through September 1, 2025 of $18,600 have been paid.	The rentals due by September 1, 2024 for the period from September 1, 2024 through September 1, 2025 of $18,600 have been paid.
Accrued rent	$ 18,600	$ 18,600
Area of land | a	12,878.18	12,878.18
Tombstone Region of Arizona [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payments for rent	$ 393	$ 382